UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

April 30, 2015

1.800354.111

SFB-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 1,400,000	$ 1,385,804
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20	520,000	563,904
5% 10/1/20 (Pre-Refunded to 4/1/17 @ 100)	280,000	303,419
5% 10/1/22	655,000	710,302
5% 10/1/22 (Pre-Refunded to 4/1/17 @ 100)	345,000	373,856
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (e)	585,000	592,043
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,140,000
		5,069,328
Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,123,920
5.25% 10/1/20 (FSA Insured)	2,600,000	2,977,052
5.25% 10/1/23 (FSA Insured)	5,000,000	5,725,100
5.25% 10/1/26 (FSA Insured)	1,000,000	1,142,280
5.25% 10/1/28 (FSA Insured)	500,000	567,740
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,068,240
Series 2007 B, 0.994% 1/1/37 (e)	1,000,000	886,690
Series 2008 D, 5.5% 1/1/38	3,400,000	3,702,498
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,686,050
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,332,863
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,032,320
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,289,660
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,701,321
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,340,244
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 1% 7/1/21 (b)	375,000	402,720
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,210,539
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000,000	$ 6,301,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29 (Pre-Refunded to 7/1/15 @ 100)	4,250,000	4,282,640
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,161,420
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,347,402
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A, 5% 1/1/24	1,000,000	1,102,610
Series 2009 A, 5% 1/1/26	300,000	339,153
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,997,600
5.5% 12/1/29	2,100,000	2,543,961
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	315,199
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,104,520
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (Pre-Refunded to 6/1/15 @ 100)	1,285,000	1,289,536
		54,974,278
California - 14.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	2,000,000	2,340,000
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,805,114
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,211,422
Series U6, 5% 5/1/45	8,600,000	11,310,978
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (e)	10,400,000	11,086,192
Series 2007, 5.625% 5/1/20	5,000	5,020
5% 8/1/20	2,745,000	2,945,632
5% 10/1/22	1,500,000	1,741,770
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,213,619
5% 12/1/22	7,810,000	8,643,405
5% 11/1/24	3,000,000	3,306,750
5% 3/1/26	1,000,000	1,035,690
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 6/1/26 (Pre-Refunded to 6/1/15 @ 100)	$ 1,085,000	$ 1,088,873
5% 3/1/31 (Pre-Refunded to 3/1/16 @ 100)	1,700,000	1,766,708
5% 9/1/31	1,200,000	1,266,468
5% 9/1/32	1,400,000	1,476,594
5% 9/1/33	2,900,000	3,056,687
5% 9/1/35	450,000	474,008
5.25% 9/1/23	8,500,000	10,295,625
5.25% 12/1/33	35,000	35,125
5.25% 4/1/35	4,300,000	4,945,559
5.25% 3/1/38	2,525,000	2,793,029
5.25% 11/1/40	1,100,000	1,278,750
5.5% 8/1/27	3,200,000	3,652,224
5.5% 8/1/29	4,300,000	4,900,323
5.5% 4/1/30	5,000	5,019
5.5% 3/1/40	600,000	702,084
5.6% 3/1/36	300,000	353,940
6% 3/1/33	5,850,000	7,103,480
6% 4/1/38	3,100,000	3,659,519
6% 11/1/39	11,280,000	13,606,387
6.5% 4/1/33	5,050,000	6,070,302
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	1,160,000	1,169,048
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,032,390
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	53,333
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,155,000	2,558,028
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,383,340
Series 2013 A, 5% 8/15/52	15,070,000	16,819,175
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,183,848
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,634,480
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,077,520
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,117,233
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	$ 2,000,000	$ 2,141,100
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	7,138,980
(Various Cap. Proj.):
Series 2012 A, 5% 4/1/24	6,500,000	7,655,440
Series 2012 G, 5% 11/1/25	1,500,000	1,769,250
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,671,712
5% 12/1/23	2,600,000	3,086,902
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,022,520
Series 2005 H, 5% 6/1/18	1,000,000	1,003,570
Series 2005 K, 5% 11/1/16	1,300,000	1,329,692
Series 2009 G1, 5.75% 10/1/30	835,000	982,219
Series 2009 I:
6.125% 11/1/29	500,000	599,785
6.375% 11/1/34	1,400,000	1,689,800
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,919,843
5.75% 11/1/27	5,600,000	6,587,112
6% 11/1/40	5,400,000	6,355,800
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,688,489
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,339,351
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,147,186
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,100,728
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	3,700,000	3,713,209
5% 6/1/45	1,000,000	1,003,570
Series 2013 A, 5% 6/1/29	2,500,000	2,856,050
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	3,100,000	3,682,397
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,721,846
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,000,000	11,982,400
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	$ 2,000,000	$ 2,325,380
5% 3/1/25	1,000,000	1,155,200
Los Angeles Unified School District Series 2002 B, 5% 7/1/22 (Pre-Refunded to 7/1/17 @ 100)	1,200,000	1,310,460
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,186,758
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,759,300
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,119,130
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,563,330
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,207,756
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,248,390
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,096,520
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,548,883
5% 5/1/24	1,510,000	1,721,430
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,172,820
Series 2012, 5% 1/15/27	4,865,000	5,576,166
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,288,853
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,702,470
5% 2/1/24	2,915,000	3,362,307
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,306,750
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	646,880
Series B:
0% 8/1/33	4,350,000	2,063,858
0% 8/1/37	8,000,000	3,065,600
0% 8/1/38	4,225,000	1,540,139
0% 8/1/39	7,220,000	2,508,156
0% 8/1/40	1,100,000	360,437
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District: - continued
0% 8/1/41	$ 4,900,000	$ 1,493,373
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,226,043
5% 9/1/30	1,370,000	1,560,690
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	1,024,464
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,241,031
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,131,860
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,250,700
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,215,507
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,406,620
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	579,787
0% 7/1/36	10,050,000	4,002,111
0% 7/1/37	5,105,000	1,933,723
0% 7/1/39	3,500,000	1,200,255
Series 2008 E:
0% 7/1/47 (a)	2,600,000	1,315,626
0% 7/1/49	9,300,000	1,927,611
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	1,900,000	2,096,612
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,203,580
5% 6/1/27	1,000,000	1,171,340
5% 6/1/32	10,000,000	11,347,500
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,538,299
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,959,556
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,901,297
Series 2010 B, 0% 8/1/47	3,700,000	856,735
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,250,417
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	$ 10,000,000	$ 10,899,600
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	908,500
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,233,741
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	165,000	166,749
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,071,983
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	940,000	950,688
Series 2009 O:
5.75% 5/15/30 (Pre-Refunded to 5/15/19 @ 100)	5,700,000	6,726,627
5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	3,060,000	3,611,137
Series O:
5.25% 5/15/39	835,000	946,781
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	165,000	191,128
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,700,000	1,948,455
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,335,680
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	559,391
Series 2009 A:
5.125% 7/1/17	205,000	221,794
5.25% 7/1/18	230,000	256,784
5.5% 7/1/19	390,000	448,024
6% 7/1/29	1,000,000	1,135,600
Series 2010 A, 5.25% 7/1/30	1,900,000	2,044,381
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,364,880
Series 2012, 5% 8/1/27	5,000,000	5,826,450
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	803,520
		409,717,245
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 0.6%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	$ 1,000,000	$ 1,025,120
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,833,540
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,844,575
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,127,280
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,926,968
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,082,600
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,226,596
Series 2010 A, 0% 9/1/41	3,400,000	1,138,490
Series 2010 C, 5.375% 9/1/26	1,000,000	1,148,310
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,463,525
		17,817,004
District Of Columbia - 0.7%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,913,350
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	866,184
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/17 @ 100)	4,700,000	5,233,591
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	2,898,520
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,920,301
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	3,280,100
		20,112,046
Florida - 12.7%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,093,410
Series 2014, 5% 7/1/27	1,700,000	1,985,192
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Brevard County School Board Ctfs. of Prtn.: - continued
Series 2015 C:
5% 7/1/25	$ 1,375,000	$ 1,662,375
5% 7/1/27	1,455,000	1,719,257
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,377,720
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,040,150
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,700
Series 2012 A, 5% 7/1/24	8,830,000	10,274,147
Series 2015 A:
5% 7/1/24	940,000	1,114,304
5% 7/1/26	3,635,000	4,274,215
Series 2015 B, 5% 7/1/25	1,560,000	1,856,930
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,653,422
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,240,300
Series 2011 A1, 5% 6/1/20	1,000,000	1,156,020
Series 2012 A1, 5% 6/1/21	3,100,000	3,638,935
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,525,147
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,011,349
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,815,749
Series 2011 E, 5% 6/1/24	2,385,000	2,820,596
Series A, 5.5% 6/1/38	700,000	786,604
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	2,400,000	2,726,712
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26	5,675,000	6,281,885
Series 2008 A, 5.25% 7/1/37	1,000,000	1,095,200
Series 2011 B, 5% 7/1/23	3,600,000	4,277,556
Series 2012 A, 5% 7/1/25	3,300,000	3,899,973
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,317,353
Series 2009 A, 6.25% 10/1/31	1,000,000	1,197,970
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	$ 585,000	$ 611,155
5% 6/1/24	835,000	970,362
5% 6/1/28	655,000	731,877
5% 6/1/46	1,225,000	1,318,333
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	312,866
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	495,000	507,835
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	133,353
Series 2006 G:
5% 11/15/16	95,000	101,408
5.125% 11/15/18	965,000	1,030,234
Series 2008 B, 6% 11/15/37	5,000,000	5,840,350
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,218,044
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,928,100
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,082,118
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,550,287
Series Three 2010 D, 5% 10/1/38	2,800,000	3,122,588
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,654,730
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,701,000
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	800,000	939,456
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.5% 10/1/30	1,000,000	1,165,080
5.5% 10/1/41	1,500,000	1,717,200
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,788,571
Series 2014 A, 5% 10/1/37	8,500,000	9,492,375
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,168,030
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,462,916
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	$ 3,300,000	$ 3,622,872
Series 2014 A:
5% 7/1/25	1,430,000	1,695,165
5% 7/1/27	1,000,000	1,160,780
5% 7/1/28	2,225,000	2,561,554
5% 7/1/29	1,010,000	1,156,703
5% 7/1/44	18,200,000	19,933,550
Series 2014 B, 5% 7/1/30	2,500,000	2,848,200
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,664,325
Series 2011 B, 5.625% 5/1/31	2,195,000	2,585,008
Series 2014 D:
5% 11/1/22	2,085,000	2,478,127
5% 11/1/23	5,485,000	6,555,727
5% 11/1/24	6,350,000	7,594,727
5% 11/1/25	6,655,000	7,873,664
Series 2015 A, 5% 5/1/29	12,370,000	14,169,711
Series 2016 A, 5% 5/1/32 (d)	10,000,000	10,754,800
Series 2016 B, 5% 8/1/26 (d)	4,505,000	5,060,557
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	913,341
5% 7/1/42	800,000	881,192
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,280,700
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	915,000	1,024,196
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,646,670
5.75% 10/1/43	285,000	318,513
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	828,170
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,872,300
Series 2012 A, 5% 10/1/42	6,315,000	6,735,705
Series 2012 B, 5% 10/1/42	2,500,000	2,666,550
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28	5,000,000	5,885,400
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,373,848
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,128,730
Series 2009 B, 5% 10/1/33	6,200,000	6,937,428
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orlando Utils. Commission Util. Sys. Rev.: - continued
Series 2012 A, 5% 10/1/24	$ 1,450,000	$ 1,789,054
Series 2013 A:
5% 10/1/24	2,300,000	2,837,809
5% 10/1/25	1,800,000	2,232,378
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	1,500,000	1,686,825
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,387,560
5% 8/1/23	3,550,000	4,253,752
5% 8/1/24	1,500,000	1,800,735
Series 2015 B:
5% 8/1/23	1,500,000	1,797,360
5% 8/1/24	1,500,000	1,800,735
5% 8/1/25	875,000	1,057,429
Series 2015 D:
5% 8/1/28	1,980,000	2,305,908
5% 8/1/29	6,765,000	7,833,464
5% 8/1/30	6,985,000	8,042,040
5% 8/1/31	7,015,000	8,037,086
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,741,800
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,827,133
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (e)	2,300,000	2,562,867
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,915,841
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,383,249
5% 7/1/17	4,385,000	4,790,613
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16	200,000	201,520
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,678,644
Tallahassee Health Facilities Rev. Series 2015 A:
4% 12/1/35 (d)	1,600,000	1,559,952
5% 12/1/40 (d)	1,000,000	1,069,040
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	$ 1,420,000	$ 1,641,605
5% 10/1/19	1,305,000	1,512,900
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,043,136
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	963,965
		359,404,052
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A, 6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	12,700,000	15,469,743
5% 11/1/28	1,500,000	1,772,910
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (e)	3,000,000	3,040,320
2.2%, tender 4/2/19 (e)	5,900,000	6,024,549
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,674,216
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,675,400
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,237,183
6.125% 9/1/40	3,665,000	4,023,730
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,145,250
5.25% 10/1/41	1,900,000	2,152,130
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,928,300
Series 2013, 5% 1/1/32	10,000,000	11,461,600
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,551,440
Series C, 5% 1/1/22	2,900,000	3,429,627
Series GG, 5% 1/1/23	1,600,000	1,916,512
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,423,303
Series S, 5% 10/1/24	1,575,000	1,852,452
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,569,634
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/28	$ 2,560,000	$ 2,835,021
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,779,141
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,090,080
		82,052,541
Idaho - 0.6%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,199,193
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	6,300,000	7,435,827
Series 2015 ID:
5.5% 12/1/26	1,200,000	1,482,624
5.5% 12/1/27	3,250,000	3,977,058
5% 12/1/24	500,000	602,040
		15,696,742
Illinois - 15.9%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	948,233
Chicago Board of Ed. Series 2011 A, 5.5% 12/1/39	2,700,000	2,646,432
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	991,474
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,576,792
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,160,637
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	10,153,014
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	210,000	210,750
Series 2007 A, 5% 1/1/37 (FSA Insured)	10,000,000	10,166,200
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905,000	5,070,936
Series 2008 C, 5% 1/1/34	680,000	659,886
Series 2009 A, 5% 1/1/22	1,500,000	1,582,620
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2009 C, 5% 1/1/23	$ 1,285,000	$ 1,331,324
Series 2011 A, 5% 1/1/40	4,125,000	3,895,939
Series 2012 A:
5% 1/1/33	2,175,000	2,122,539
5% 1/1/34	1,045,000	1,014,089
Series 2012 C, 5% 1/1/23	2,160,000	2,294,093
Series A, 5.5% 1/1/17 (FSA Insured)	1,480,000	1,579,693
5% 1/1/26	685,000	693,391
5% 1/1/27	1,610,000	1,622,719
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,236,336
Series 2011 C, 6.5% 1/1/41	6,585,000	7,892,847
Series 2013 D, 5% 1/1/27	5,175,000	5,954,407
Chicago Park District Gen. Oblig.:
Series 2010 C:
5.25% 1/1/37	2,100,000	2,264,640
5.25% 1/1/40	1,300,000	1,401,231
Series 2013 A:
5.5% 1/1/33	1,000,000	1,115,750
5.75% 1/1/38	2,400,000	2,698,992
Series 2014 B:
5% 1/1/24	1,000,000	1,135,110
5% 1/1/25	1,000,000	1,126,250
Series 2014 C, 5% 1/1/28	2,000,000	2,194,080
Series 2014 D, 5% 1/1/20	1,000,000	1,115,250
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	12,000,000	13,601,280
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,056,260
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,320,528
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,094,170
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,484,460
5.25% 11/1/38	9,150,000	9,786,383
Cook County Cmnty. College District Series 2013:
5% 12/1/23	2,000,000	2,376,820
5% 12/1/24	1,000,000	1,174,940
5.25% 12/1/25	1,450,000	1,717,830
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,430,035
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Forest Preservation District Series 2012 C: - continued
5% 12/15/37	$ 1,000,000	$ 1,102,270
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,090,140
Series 2010 A, 5.25% 11/15/33	13,180,000	14,510,785
Series 2011 A, 5.25% 11/15/28	1,625,000	1,865,175
Series 2012 C:
5% 11/15/23	4,375,000	5,008,194
5% 11/15/24	3,500,000	3,991,295
5% 11/15/25	5,800,000	6,593,150
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,900,482
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	365,000	383,013
Series 2006, 5.25% 5/1/24	1,035,000	1,077,342
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	480,000
5.5% 5/1/15 (Escrowed to Maturity)	520,000	520,000
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,669,448
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,698,200
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,100,000	1,302,345
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,563,163
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,371,047
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,084,756
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,295,000	2,498,980
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,253,175
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	3,088,204
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,308,724
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	$ 7,630,000	$ 8,726,202
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,489,918
Series 2010 A, 6% 5/1/28	5,300,000	6,031,612
(Rush Univ. Med. Ctr. Proj.):
Series 2009 A, 7.25% 11/1/30 (Pre-Refunded to 11/1/18 @ 100)	1,865,000	2,259,392
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,778,561
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,778,561
Series B, 5.75% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,595,000	4,157,618
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	6,825,000	7,538,486
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	700,000	764,743
6% 8/15/23	1,000,000	1,106,120
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,133,142
Series 2008 A:
5.625% 1/1/37	9,995,000	10,821,786
6% 2/1/23 (AMBAC Insured)	400,000	447,884
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,880,000	3,489,034
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	150,000	185,106
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	6,210,000	7,695,618
Series 2010 A:
5.5% 8/15/24	1,050,000	1,188,453
5.75% 8/15/29	700,000	786,051
Series 2010, 5.25% 8/15/36	1,365,000	1,447,146
Series 2012 A:
5% 5/15/19	1,000,000	1,126,270
5% 5/15/23	700,000	806,785
Series 2012:
4% 9/1/32	3,000,000	2,838,030
5% 9/1/22	800,000	912,912
5% 9/1/32	4,000,000	4,309,400
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2012: - continued
5% 9/1/38	$ 5,400,000	$ 5,746,572
5% 11/15/43	1,640,000	1,753,373
Series 2013:
5% 11/15/24	1,115,000	1,296,054
5% 11/15/27	400,000	457,020
5% 5/15/43	3,700,000	3,913,083
5% 11/15/23	1,845,000	2,200,384
5% 8/15/35	1,000,000	1,093,240
5% 8/15/44	7,200,000	7,795,152
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,940
Series 2006:
5% 1/1/19	1,500,000	1,646,145
5.5% 1/1/31	1,000,000	1,128,310
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	997,443
5% 1/1/23 (FSA Insured)	2,100,000	2,297,379
Series 2012 A, 5% 1/1/33	1,700,000	1,762,169
Series 2012:
5% 8/1/19	900,000	996,813
5% 8/1/21	740,000	826,284
5% 3/1/23	1,500,000	1,651,680
5% 8/1/23	1,675,000	1,880,154
5% 3/1/36	1,000,000	1,032,590
Series 2013, 5.5% 7/1/38	2,000,000	2,183,640
Series 2014:
5% 2/1/23	1,850,000	2,072,555
5.25% 2/1/29	3,900,000	4,289,532
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,309,761
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,094,400
5.25% 5/15/32 (FSA Insured)	590,000	645,696
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2015 A, 5% 2/1/29	10,000,000	11,466,400
Series A, 5.25% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	3,360,000	3,621,912
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (Pre-Refunded to 6/15/15 @ 100)	3,000,000	3,016,290
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Sales Tax Rev.: - continued
Series 2010, 5% 6/15/15	$ 4,300,000	$ 4,324,725
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 A, 5% 1/1/38	20,000,000	22,097,600
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	1,400,000	1,406,986
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,001,627
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,008,982
0% 11/1/20 (FSA Insured)	3,850,000	3,276,543
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,166,378
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	910,000	875,911
0% 12/1/17 (Escrowed to Maturity)	90,000	87,630
6.5% 1/1/20 (AMBAC Insured)	310,000	377,723
6.5% 1/1/20 (Escrowed to Maturity)	535,000	656,194
6.5% 1/1/20 (Escrowed to Maturity)	55,000	67,459
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	257,683
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	826,157
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,813,970
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,025,740
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,183,920
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255,000	3,203,636
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	6,209,777
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	4,096,805
0% 6/15/44 (FSA Insured)	19,125,000	4,793,873
0% 6/15/45 (FSA Insured)	12,145,000	2,885,895
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.): - continued
Series 2010 B1: - continued
0% 6/15/47 (FSA Insured)	$ 5,660,000	$ 1,192,222
Series 2012 B:
0% 12/15/51	5,900,000	922,347
5% 6/15/52	7,100,000	7,548,933
0% 6/15/15	2,760,000	2,758,454
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,884,661
0% 6/15/15 (Escrowed to Maturity)	605,000	604,891
0% 6/15/16 (Escrowed to Maturity)	475,000	473,157
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,113,953
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,788,977
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	4,870,000	5,721,081
Series 2010 A:
5% 4/1/25	1,700,000	1,940,567
5.25% 4/1/30	1,020,000	1,164,911
Series 2013:
6% 10/1/42	1,935,000	2,244,813
6.25% 10/1/38	1,900,000	2,171,928
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	420,000	417,509
0% 11/1/16 (FSA Insured)	1,280,000	1,260,006
0% 11/1/18 (Escrowed to Maturity)	945,000	909,203
0% 11/1/18 (FSA Insured)	4,085,000	3,857,384
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,214,935
0% 11/1/19 (FSA Insured)	8,310,000	7,623,511
		451,721,706
Indiana - 3.1%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,315,048
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,000,000	1,095,080
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	1,000,000	1,058,970
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,653,237
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	$ 3,540,000	$ 3,786,596
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,795,268
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,906,550
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/25	1,000,000	1,142,400
5% 3/1/30	500,000	553,455
5% 3/1/41	2,590,000	2,788,006
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	1,005,431
5% 10/1/37	1,700,000	1,920,626
Series 2014 A:
5% 10/1/25	1,200,000	1,442,232
5% 10/1/26	1,750,000	2,082,325
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,056,880
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,662,544
5% 10/1/45	12,700,000	14,150,467
Series 2011 A, 5.25% 10/1/26	1,000,000	1,178,010
Series 2011 B, 5% 10/1/41	2,000,000	2,183,940
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,734,608
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (e)	5,000,000	5,249,200
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (e)	2,800,000	2,850,316
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	941,288
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	978,940
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,100,550
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,038,788
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	$ 8,390,000	$ 9,537,333
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,120
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,734,100
5% 1/15/30	4,300,000	4,845,885
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27	1,220,000	1,395,619
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	700,000	757,981
		87,007,793
Kansas - 0.3%
Lawrence Hosp. Rev. Series 2006, 5.25% 7/1/15	200,000	201,606
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,816,182
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	400,000	441,344
5% 11/15/17 (Escrowed to Maturity)	1,000,000	1,108,080
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,613,151
		8,180,363
Kentucky - 0.3%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,316,014
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,745,742
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	1,275,000	1,470,292
5.75% 10/1/38	3,105,000	3,646,885
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,197,460
		9,376,393
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - 0.8%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	$ 800,000	$ 970,736
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,617,825
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,155,750
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,220
Series 2012:
5% 12/1/24	2,455,000	2,758,806
5% 12/1/25	2,400,000	2,679,864
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,948,050
5.5% 5/15/29	5,000,000	5,589,600
		22,747,851
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	2,005,956
Maine Tpk. Auth. Tpk. Rev.:
Series 2007:
5.25% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,065,000	1,170,169
5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	1,500,000	1,648,125
Series 2015, 5% 7/1/37	1,700,000	1,952,331
		6,776,581
Maryland - 0.4%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,054,520
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,880,000	2,012,803
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	370,000	395,127
6% 1/1/38	4,200,000	4,629,954
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,188,264
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (e)	$ 1,400,000	$ 1,401,890
Series 2010, 5.625% 7/1/30	1,100,000	1,189,914
		11,872,472
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 I, 6.75% 1/1/36	1,000,000	1,187,960
Series 2015 D, 5% 7/1/44	2,575,000	2,759,164
4% 11/15/17 (c)	2,400,000	2,402,568
5.5% 7/1/44	2,600,000	2,833,922
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,084,210
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	3,000,000	3,041,160
5% 8/15/24 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,068,600
Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,890,000	3,162,007
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Pre-Refunded to 8/1/15 @ 100)	2,040,000	2,063,827
		23,603,418
Michigan - 2.4%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	800,000	871,784
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,323,276
Detroit Wtr. Supply Sys. Rev.:
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,007,290
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,613,550
7% 7/1/36 (FSA Insured)	1,400,000	1,557,136
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,168,900
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	875,632
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,501,083
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev. Series IA:
5.375% 10/15/41	$ 1,000,000	$ 1,143,880
5.5% 10/15/45	2,000,000	2,297,280
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	2,350,000	2,342,809
5% 6/1/20	750,000	850,643
5% 6/1/27	1,100,000	1,212,695
5% 6/1/39	2,400,000	2,578,608
Series 2012:
5% 11/15/36	1,300,000	1,417,273
5% 11/15/42	2,950,000	3,155,910
Series 2013, 5% 8/15/29	3,865,000	4,290,034
Series 2015 MI, 5% 12/1/25	3,000,000	3,601,950
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,962,161
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	2,000,000	2,287,140
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,424,500
Series 2008 A1:
6.5% 12/1/33	780,000	905,096
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,720,000	3,228,885
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,809,159
Portage Pub. Schools Series 2008, 5% 5/1/23 (FSA Insured)	5,275,000	5,833,886
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	1,112,337
South Redford School District Series 2005, 5% 5/1/22 (Pre-Refunded to 5/1/15 @ 100)	1,575,000	1,575,000
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,436,648
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,259,626
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,003,400
		68,647,571
Minnesota - 1.1%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,823,722
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	$ 1,000,000	$ 1,064,880
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,466,804
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,149,960
Minnesota Gen. Oblig.:
5% 8/1/22	1,960,000	2,144,573
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	40,000	43,833
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,355,214
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	702,219
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,168,584
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,338,386
Series 2009, 5.75% 7/1/39	6,690,000	7,622,586
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,055,020
		30,935,781
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,516,530
Missouri - 0.1%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	432,552
5% 9/1/21	295,000	336,719
5% 9/1/22	500,000	570,485
5% 9/1/23	400,000	456,208
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,093,720
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,348
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	965,446
		3,980,478
Municipal Bonds - continued
	Principal Amount	Value
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.675% 12/1/17 (e)	$ 1,000,000	$ 979,490
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/24	1,080,000	1,196,629
6% 8/15/24 (Pre-Refunded to 8/15/17 @ 100)	835,000	935,225
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	2,550,000	2,789,828
		5,901,172
Nevada - 0.7%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,607,662
5.625% 7/1/32	10,730,000	12,174,258
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,239,834
Series 2012 B, 5% 6/1/42	3,260,000	3,591,835
		19,613,589
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,261,108
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,342,450
Series 2012:
4% 7/1/23	1,000,000	1,047,510
4% 7/1/32	900,000	896,643
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,320,957
5% 2/1/20	1,300,000	1,505,413
		12,374,081
New Jersey - 1.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	616,680
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24	1,500,000	1,645,500
5.25% 6/15/28	1,000,000	1,092,050
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5% 9/1/20	4,650,000	5,137,878
Series 2013:
5% 3/1/23	4,500,000	5,000,490
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2013: - continued
5% 3/1/24	$ 6,200,000	$ 6,795,696
5% 3/1/25	700,000	764,267
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	30,000	33,925
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	3,700,000	4,138,672
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,552,265
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	452,968
Series 2008 A, 0% 12/15/35	24,090,000	8,446,677
Series 2014 AA, 5% 6/15/24	15,000,000	16,717,050
		52,394,118
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,377,250
New York - 8.8%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	5,914,688
New York City Gen. Oblig.:
Series 2005 F1:
5% 9/1/25	50,000	50,753
5% 9/1/25 (Pre-Refunded to 9/1/15 @ 100)	2,950,000	2,995,961
Series 2005 G, 5% 8/1/15	2,800,000	2,832,620
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,477,178
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,108,530
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,155,480
Series 2012 A1, 5% 8/1/24	2,720,000	3,203,290
Series 2012 F, 5% 8/1/24	10,525,000	12,404,344
Series 2012 G1, 5% 4/1/25	5,040,000	5,928,804
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,177,102
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,053,620
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,041,330
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	5,400,000	6,144,444
Series 2009 CC, 5% 6/15/34	3,585,000	3,953,430
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,756,159
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,500,656
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2011 EE, 5.375% 6/15/43	$ 22,705,000	$ 26,542,372
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,359,534
Series 2013 EE, 5% 6/15/47	11,710,000	13,028,078
Series 2014 CC, 5% 6/15/47	5,800,000	6,507,136
Series 2015 AA, 5% 6/15/44	8,900,000	9,999,951
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,370,514
6% 7/15/38	13,000,000	14,909,830
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,312,517
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,369,068
5.75% 1/15/39	2,500,000	2,884,300
Series S1:
5% 7/15/24	2,000,000	2,380,940
5% 7/15/27	2,000,000	2,340,200
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,692,270
4% 5/15/22	5,000,000	5,673,600
5% 5/15/23	2,000,000	2,388,640
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	3,900,000	4,174,872
Series 2008 B, 5.75% 3/15/36	5,500,000	6,340,070
5% 2/15/34	1,750,000	1,962,450
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	400,000	430,840
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,502,140
Series 2008 A, 5.25% 11/15/36	4,600,000	5,009,492
Series 2008 C, 6.5% 11/15/28	3,600,000	4,214,880
Series 2012 D, 5% 11/15/25	9,500,000	11,156,040
Series 2012 F, 5% 11/15/24	4,600,000	5,440,006
Series 2014 B, 5.25% 11/15/44	2,215,000	2,512,807
New York Thruway Auth. Gen. Rev. Series 2007 H:
5% 1/1/25	4,000,000	4,393,840
5% 1/1/26	2,500,000	2,743,400
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	$ 1,900,000	$ 2,055,116
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	2,006,679
Tobacco Settlement Fing. Corp.:
Series 2011:
5% 6/1/17	4,000,000	4,349,760
5% 6/1/17	3,600,000	3,914,784
Series 2013 B:
5% 6/1/20	4,600,000	4,826,136
5% 6/1/21	2,000,000	2,097,660
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,390,300
		247,978,611
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,161,670
5% 7/1/22	1,965,000	2,272,169
5% 7/1/23	2,075,000	2,392,745
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,369,164
Series 2012, 5% 11/1/41	1,630,000	1,759,552
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,730,000	4,154,586
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,139,982
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,119,860
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,213,635
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,614,525
		22,197,888
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,598,820
Municipal Bonds - continued
	Principal Amount	Value
North Dakota - continued
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	$ 3,700,000	$ 4,049,465
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,109,922
		6,758,207
Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	982,485
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,819,220
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,568,610
5% 6/1/17	1,755,000	1,898,612
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,222,348
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,201,421
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,350,400
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,166,817
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,807,175
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,352,523
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,513,696
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (e)	7,900,000	8,352,512
Series 2009 C, 5.625% 6/1/18	700,000	773,472
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	1,770,856
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (e)	4,000,000	4,200,800
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,595,044
		48,575,991
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - 0.9%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	$ 7,000,000	$ 7,914,550
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,020,600
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	2,000,000	2,292,260
5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,400,000	2,750,712
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	3,959,515
Series 2012:
5% 2/15/21	955,000	1,113,396
5% 2/15/24	1,800,000	2,081,322
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,199,062
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,291,290
		26,622,707
Oregon - 0.1%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,235,350
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	772,779
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,133,540
		4,141,669
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,133,870
5% 8/15/20	3,000,000	3,432,090
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (e)	3,400,000	3,413,498
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,177,130
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	456,436
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,037,059
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	$ 1,400,000	$ 1,614,774
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/23	2,160,000	2,449,613
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	1,872,074
5% 1/1/23	1,000,000	1,030,220
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	755,993
Series 2015 1, 5% 3/15/29	8,125,000	9,450,188
Series 2015, 5% 3/15/33	2,460,000	2,802,801
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,615
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,360
Ninth Series, 5.25% 8/1/40	3,800,000	4,217,316
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,247,714
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,777,025
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	1,000,000	1,081,310
Philadelphia School District:
5% 8/1/22	285,000	288,329
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	15,000	15,175
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,155,860
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,190,475
		46,250,925
South Carolina - 5.1%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,103,740
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,067,280
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,004,644
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	$ 2,900,000	$ 3,290,601
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,839,871
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	3,002,724
Series 2012 C:
5% 12/1/15	3,220,000	3,308,711
5% 12/1/18	7,000,000	7,916,860
Series 2013 E, 5.5% 12/1/53	14,000,000	15,792,420
Series 2014 A:
5% 12/1/49	29,450,000	32,234,172
5.5% 12/1/54	14,200,000	16,201,206
Series 2014 C, 5% 12/1/46	19,400,000	21,351,058
Series 2015 A, 5% 12/1/50	6,545,000	7,105,645
Series 2015 C, 5% 12/1/21 (d)	22,000,000	25,361,820
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,782,660
		143,363,412
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/44	5,000,000	5,495,150
Tennessee - 0.3%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/15	2,525,000	2,591,711
Jackson Hosp. Rev.:
5.75% 4/1/41	405,000	447,173
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	1,095,000	1,244,249
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,755,947
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	935,000	973,055
		7,012,135
Texas - 10.0%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,151,720
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,703,250
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,000,000	1,082,470
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Bastrop Independent School District Series 2007: - continued
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	$ 3,255,000	$ 3,523,440
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,853,298
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,431,570
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,111,880
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,817,110
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,230,374
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	4,000,474
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	4,513,900
Crowley Independent School District Series 2006, 5.25% 8/1/33 (Pre-Refunded to 8/1/16 @ 100)	500,000	530,580
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,261,623
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,598,370
Series 2010 A, 5% 11/1/42	5,200,000	5,673,200
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	575,220
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33 (Pre-Refunded to 10/1/18 @ 100)	3,000,000	3,410,520
Freer Independent School District:
5.25% 8/15/37	530,000	578,331
5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	470,000	518,462
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,999,412
Granbury Independent School District 0% 8/1/19	1,000,000	943,370
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	29,755,674
5.25% 10/1/51	24,800,000	27,859,080
5.5% 4/1/53	2,300,000	2,564,983
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,633,472
Harris County Gen. Oblig. (Road Proj.) Series 2008 B, 5.25% 8/15/47	11,600,000	12,608,968
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,685,920
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Houston Arpt. Sys. Rev. Series 2011 B: - continued
5% 7/1/26	$ 3,000,000	$ 3,441,930
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (e)	3,800,000	3,806,156
Series 2005 A, 0% 2/15/16	2,800,000	2,787,428
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	600,000	649,482
Lewisville Independent School District 0% 8/15/18	1,025,000	987,516
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	1,000,000	1,036,880
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/30	4,500,000	5,115,600
5% 5/15/31	7,200,000	8,152,272
5.75% 5/15/37	15,000	15,023
5.75% 5/15/37	105,000	105,350
5.75% 5/15/37	30,000	30,047
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	5,261,220
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,891,850
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Pre-Refunded to 8/15/15 @ 100)	1,300,000	1,318,551
Mansfield Independent School District 5.5% 2/15/17	15,000	15,057
New Caney Independent School District Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 8/15/17 @ 100)	6,820,000	7,539,578
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,251,140
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,116,200
5% 6/1/25	2,100,000	2,340,639
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,080
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (e)	5,000,000	5,178,300
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,057,714
Series 2009 A, 6.25% 1/1/39	3,000,000	3,480,570
Series 2011 A:
5.5% 9/1/41	5,370,000	6,330,586
6% 9/1/41	2,100,000	2,550,555
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2011 D, 5% 9/1/28	$ 4,700,000	$ 5,481,704
Series 2014 A, 5% 1/1/24	2,500,000	2,983,650
6% 1/1/24	150,000	167,714
6% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	850,000	960,373
6% 1/1/25	740,000	827,179
6% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	5,260,000	5,943,011
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	2,400,000	2,654,232
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	220,000	228,628
5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	580,000	602,748
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	671,154
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,103,780
Series 2012, 5.25% 2/1/25	1,600,000	2,001,744
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,192,245
5% 5/15/26	7,000,000	8,249,780
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,783,637
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,440,288
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,068,390
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	1,005,000	990,367
Series 2015, 5% 9/1/30	5,000,000	5,583,500
5.75% 11/15/24	1,015,000	1,165,322
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	913,630
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,017,470
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	4,666,680
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	1,020,000	1,103,273
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.: - continued
5% 4/1/25	$ 1,370,000	$ 1,524,029
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	144,933
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,337,449
0% 9/1/16 (Escrowed to Maturity)	15,000	14,921
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,997,930
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,533,818
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/25	1,200,000	1,296,300
5% 4/1/26	1,525,000	1,645,872
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000,000	1,094,990
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	855,000	917,167
4.75% 8/15/27	1,230,000	1,310,836
Waller Independent School District 5.5% 2/15/33	5,100,000	5,630,808
		282,378,947
Utah - 0.1%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,944,768
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,785,000	2,019,138
		3,963,906
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,328,103
Virginia - 0.3%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,246,866
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	3,000,000	3,488,430
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,601,586
		7,336,882
Municipal Bonds - continued
	Principal Amount	Value
Washington - 2.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200,000	$ 761,448
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,308,910
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	7,700,000	8,671,201
Series 2009, 5.25% 1/1/42	1,000,000	1,116,610
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,462,582
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	4,116,000
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,506,200
Series 2006 A, 5% 7/1/24 (Pre-Refunded to 7/1/15 @ 100)	1,595,000	1,607,250
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,007,600
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,454,900
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	8,033,130
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,800,015
Series 2010 A, 5.25% 8/15/20	2,325,000	2,668,240
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,401,882
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,662,195
Series 2012 A, 5% 10/1/24	6,700,000	7,880,272
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,607,132
		68,065,567
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (e)	4,310,000	4,311,595
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,460,706
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,120,810
Municipal Bonds - continued
	Principal Amount	Value
West Virginia - continued
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A:
4% 10/1/44	$ 1,500,000	$ 1,535,430
5% 10/1/44	2,900,000	3,258,324
		11,686,865
Wisconsin - 1.0%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,041,530
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,475,000	1,448,981
5% 5/1/23	1,410,000	1,590,847
5% 5/1/25	775,000	865,257
Series 2015, 5% 12/15/44	10,000,000	11,012,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,136,460
5.75% 7/1/30	1,000,000	1,160,980
Series 2013 B:
5% 7/1/26	750,000	856,028
5% 7/1/36	1,900,000	2,048,846
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,244,440
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,029,510
Series 2012:
5% 10/1/24	1,400,000	1,634,220
5% 6/1/27	1,000,000	1,138,180
5% 8/15/32	1,000,000	1,115,990
5% 6/1/39	1,190,000	1,301,717
		29,625,386
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	3,024,476
TOTAL MUNICIPAL BONDS (Cost $2,571,718,815)		2,753,677,210
Municipal Notes - 0.6%
	Principal Amount	Value
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	$ 3,600,000	$ 3,904,668
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.3% 5/7/15, VRDN (e)	3,000,000	3,000,000
Series 2010 B1, 0.3% 5/7/15, VRDN (e)	2,500,000	2,500,000
		5,500,000
New York - 0.3%
Rockland County Gen. Oblig. TAN 2% 3/16/16	7,000,000	7,079,030
TOTAL MUNICIPAL NOTES (Cost $16,400,142)		16,483,698
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $2,588,118,957)		2,770,160,908
NET OTHER ASSETS (LIABILITIES) - 2.3%		64,229,832
NET ASSETS - 100%		$ 2,834,390,740
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,402,568 or 0.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $2,588,210,151. Net unrealized appreciation aggregated $181,950,757, of which $188,788,842 related to appreciated investment securities and $6,838,085 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series
1000 Value Index Fund

April 30, 2015

1.967968.101

XS6-QTLY-0615

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Auto Components - 0.4%
Gentex Corp.	21,656	$ 375,732
Johnson Controls, Inc.	87,868	4,426,790
Lear Corp.	2,921	324,319
TRW Automotive Holdings Corp. (a)	20,075	2,109,080
Visteon Corp. (a)	7,908	801,871
		8,037,792
Automobiles - 1.2%
Ford Motor Co.	701,436	11,082,689
General Motors Co.	289,737	10,158,179
		21,240,868
Distributors - 0.0%
Genuine Parts Co.	1,732	155,620
Diversified Consumer Services - 0.1%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	17,502	293,771
DeVry, Inc.	11,465	346,702
Graham Holdings Co.	631	645,469
Service Corp. International	8,573	237,301
ServiceMaster Global Holdings, Inc.	2,335	80,698
		1,603,941
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	572	17,578
Carnival Corp. unit	76,737	3,374,126
Choice Hotels International, Inc.	5,856	350,599
Darden Restaurants, Inc.	22,369	1,426,471
Hyatt Hotels Corp. Class A (a)	7,077	410,820
Marriott International, Inc. Class A	4,695	375,835
MGM Mirage, Inc. (a)	62,025	1,311,829
Norwegian Cruise Line Holdings Ltd. (a)	1,177	57,096
Royal Caribbean Cruises Ltd.	30,059	2,045,816
Starwood Hotels & Resorts Worldwide, Inc.	17,841	1,533,434
Wendy's Co.	49,645	502,407
		11,406,011
Household Durables - 0.7%
D.R. Horton, Inc.	53,099	1,348,715
Garmin Ltd. (d)	22,197	1,003,082
GoPro, Inc. Class A (d)	1,289	64,553
Jarden Corp. (a)	24,250	1,241,115
Leggett & Platt, Inc.	12,688	538,859
Lennar Corp. Class A	30,234	1,384,717
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mohawk Industries, Inc. (a)	11,070	$ 1,920,645
Newell Rubbermaid, Inc.	20,334	775,335
PulteGroup, Inc.	68,671	1,325,350
Taylor Morrison Home Corp. (a)	5,861	108,546
Toll Brothers, Inc. (a)	32,083	1,140,230
Whirlpool Corp.	12,722	2,233,983
		13,085,130
Internet & Catalog Retail - 0.1%
Liberty Interactive Corp. Series A (a)	44,626	1,283,444
Leisure Products - 0.1%
Hasbro, Inc.	3,280	232,191
Mattel, Inc.	39,385	1,109,082
Vista Outdoor, Inc. (a)	11,449	501,008
		1,842,281
Media - 1.9%
CBS Corp. Class B	8,366	519,780
Clear Channel Outdoor Holding, Inc. Class A (a)	4,088	46,521
Comcast Corp. Class A	39,843	2,301,332
DISH Network Corp. Class A (a)	10,281	695,612
DreamWorks Animation SKG, Inc. Class A (a)(d)	13,502	351,862
Gannett Co., Inc.	40,858	1,402,247
John Wiley & Sons, Inc. Class A	7,963	452,935
Liberty Broadband Corp.:
Class A (a)	4,255	230,791
Class C (a)	11,267	611,347
Liberty Media Corp.:
Class A (a)	16,565	635,765
Class C (a)	34,730	1,318,004
Live Nation Entertainment, Inc. (a)	12,836	321,670
News Corp. Class A (a)	89,385	1,410,495
Regal Entertainment Group Class A	11,138	245,036
Starz Series A (a)(d)	2,078	81,728
The Madison Square Garden Co. Class A (a)	11,245	902,974
The Walt Disney Co.	50,682	5,510,147
Thomson Reuters Corp.	64,299	2,641,775
Time Warner, Inc.	150,309	12,687,583
Twenty-First Century Fox, Inc. Class A	90,665	3,089,863
		35,457,467
Multiline Retail - 0.7%
Big Lots, Inc.	6,782	309,056
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dillard's, Inc. Class A	1,367	$ 179,884
Dollar General Corp.	13,471	979,476
Family Dollar Stores, Inc.	984	76,890
JC Penney Corp., Inc. (a)(d)	55,034	456,782
Kohl's Corp.	35,676	2,556,185
Macy's, Inc.	13,956	901,976
Sears Holdings Corp. (a)(d)	1,059	42,296
Target Corp.	102,926	8,113,657
		13,616,202
Specialty Retail - 0.8%
Aarons, Inc. Class A	9,550	324,700
Abercrombie & Fitch Co. Class A (d)	11,248	252,855
Ascena Retail Group, Inc. (a)	23,491	352,130
Bed Bath & Beyond, Inc. (a)	18,350	1,292,941
Best Buy Co., Inc.	36,326	1,258,696
Cabela's, Inc. Class A (a)(d)	7,984	421,076
CarMax, Inc. (a)	12,489	850,626
Chico's FAS, Inc.	15,495	261,246
CST Brands, Inc.	2,007	83,712
Dick's Sporting Goods, Inc.	14,419	782,375
DSW, Inc. Class A	13,563	491,930
Foot Locker, Inc.	22,492	1,337,149
GameStop Corp. Class A (d)	18,651	718,810
L Brands, Inc.	28,300	2,528,888
Michaels Companies, Inc.	1,781	46,057
Murphy U.S.A., Inc. (a)	4,517	295,096
Penske Automotive Group, Inc.	4,278	208,809
Sally Beauty Holdings, Inc. (a)	7,571	236,291
Signet Jewelers Ltd.	4,555	610,962
Staples, Inc.	117,144	1,911,790
Urban Outfitters, Inc. (a)	5,079	203,363
		14,469,502
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.	1,842	190,371
Ralph Lauren Corp.	2,638	351,936
		542,307
TOTAL CONSUMER DISCRETIONARY		122,740,565
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.0%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,970	$ 228,402
Molson Coors Brewing Co. Class B	24,607	1,808,861
		2,037,263
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	4,650	665,183
CVS Health Corp.	181,274	17,998,695
Rite Aid Corp. (a)	58,296	449,462
Sysco Corp.	65,871	2,439,203
Wal-Mart Stores, Inc.	258,531	20,178,345
Walgreens Boots Alliance, Inc.	42,763	3,546,336
Whole Foods Market, Inc.	37,618	1,796,636
		47,073,860
Food Products - 1.5%
Archer Daniels Midland Co.	106,596	5,210,412
Bunge Ltd.	26,668	2,303,315
Campbell Soup Co.	10,509	469,857
ConAgra Foods, Inc.	76,278	2,757,450
Ingredion, Inc.	11,526	915,164
Kellogg Co.	4,081	258,450
Mondelez International, Inc.	305,490	11,721,651
Pilgrim's Pride Corp. (d)	9,919	244,999
Pinnacle Foods, Inc.	9,826	398,444
The Hain Celestial Group, Inc. (a)	1,520	91,565
The J.M. Smucker Co.	18,771	2,175,934
Tyson Foods, Inc. Class A	49,173	1,942,334
		28,489,575
Household Products - 2.2%
Clorox Co.	3,970	421,217
Colgate-Palmolive Co.	17,519	1,178,678
Energizer Holdings, Inc.	11,111	1,517,985
Kimberly-Clark Corp.	11,645	1,277,340
Procter & Gamble Co.	461,987	36,732,586
		41,127,806
Personal Products - 0.0%
Avon Products, Inc.	46,438	379,398
Coty, Inc. Class A	2,693	64,390
		443,788
Tobacco - 0.7%
Altria Group, Inc.	19,327	967,316
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	117,332	$ 9,793,702
Reynolds American, Inc.	13,779	1,010,001
		11,771,019
TOTAL CONSUMER STAPLES		130,943,311
ENERGY - 11.4%
Energy Equipment & Services - 0.8%
Atwood Oceanics, Inc.	9,077	302,990
Baker Hughes, Inc.	72,234	4,945,140
Cameron International Corp. (a)	12,498	685,140
Diamond Offshore Drilling, Inc. (d)	12,100	404,987
Frank's International NV (d)	5,386	112,029
Helmerich & Payne, Inc.	5,634	439,283
Nabors Industries Ltd.	48,793	814,843
National Oilwell Varco, Inc.	65,685	3,573,921
Oil States International, Inc. (a)	8,476	403,373
Patterson-UTI Energy, Inc.	12,758	285,141
Rowan Companies PLC (d)	22,687	480,738
Seadrill Ltd.	45,175	591,341
Seventy Seven Energy, Inc. (a)	5,230	26,516
Superior Energy Services, Inc.	26,645	679,448
Tidewater, Inc. (d)	8,327	230,575
Unit Corp. (a)	8,057	280,706
		14,256,171
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	84,532	7,954,461
Apache Corp.	69,594	4,760,230
California Resources Corp.	57,490	534,657
Chesapeake Energy Corp. (d)	73,732	1,162,754
Chevron Corp.	344,786	38,291,933
Cimarex Energy Co.	13,827	1,720,079
Cobalt International Energy, Inc. (a)	5,833	62,413
ConocoPhillips Co.	221,734	15,060,173
CONSOL Energy, Inc.	41,798	1,357,599
CVR Energy, Inc.	1,660	66,466
Denbury Resources, Inc. (d)	64,039	564,184
Devon Energy Corp.	73,625	5,021,961
Energen Corp.	13,245	942,647
EP Energy Corp. (a)(d)	5,966	88,118
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Corp.	2,575	$ 231,596
Exxon Mobil Corp.	777,170	67,901,321
Golar LNG Ltd. (d)	9,227	332,126
Gulfport Energy Corp. (a)	2,946	144,177
Hess Corp.	45,540	3,502,026
HollyFrontier Corp.	29,507	1,144,281
Kinder Morgan, Inc.	177,655	7,630,282
Laredo Petroleum, Inc. (a)(d)	1,696	26,797
Marathon Oil Corp.	122,316	3,804,028
Marathon Petroleum Corp.	10,940	1,078,356
Memorial Resource Development Corp.	4,094	82,658
Murphy Oil Corp.	32,389	1,542,040
Newfield Exploration Co. (a)	29,352	1,151,772
Noble Energy, Inc.	20,052	1,017,037
Occidental Petroleum Corp.	141,913	11,367,231
ONEOK, Inc.	17,772	854,833
PBF Energy, Inc. Class A	8,559	242,904
Peabody Energy Corp. (d)	49,364	233,492
Phillips 66 Co.	60,295	4,781,996
QEP Resources, Inc.	28,619	643,928
Rice Energy, Inc. (a)	626	15,418
SandRidge Energy, Inc. (a)(d)	89,261	168,703
Spectra Energy Corp.	121,100	4,510,975
Teekay Corp.	4,445	220,961
Tesoro Corp.	13,404	1,150,465
Ultra Petroleum Corp. (a)(d)	19,383	330,092
Valero Energy Corp.	73,359	4,174,127
Whiting Petroleum Corp. (a)	24,183	916,778
World Fuel Services Corp.	10,124	561,882
WPX Energy, Inc. (a)	36,778	505,698
		197,855,655
TOTAL ENERGY		212,111,826
FINANCIALS - 29.4%
Banks - 11.3%
Associated Banc-Corp.	26,173	492,314
Bank of America Corp.	1,903,687	30,325,734
Bank of Hawaii Corp.	7,934	479,134
BankUnited, Inc.	18,267	600,254
BB&T Corp.	129,806	4,970,272
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
BOK Financial Corp.	4,913	$ 320,278
CIT Group, Inc.	33,185	1,494,321
Citigroup, Inc.	548,902	29,267,455
Citizens Financial Group, Inc.	29,102	758,107
City National Corp.	8,594	800,961
Comerica, Inc.	32,736	1,552,014
Commerce Bancshares, Inc.	15,228	650,388
Cullen/Frost Bankers, Inc.	9,518	694,243
East West Bancorp, Inc.	25,845	1,049,049
Fifth Third Bancorp	153,943	3,078,860
First Horizon National Corp.	42,188	601,179
First Niagara Financial Group, Inc.	64,181	583,726
First Republic Bank	25,021	1,458,474
Fulton Financial Corp.	32,111	390,470
Huntington Bancshares, Inc.	149,280	1,621,181
JPMorgan Chase & Co.	685,198	43,345,625
KeyCorp	159,830	2,309,544
M&T Bank Corp.	23,812	2,849,582
PacWest Bancorp	18,564	837,236
PNC Financial Services Group, Inc.	96,516	8,853,413
Popular, Inc. (a)	18,683	605,890
Regions Financial Corp.	249,217	2,449,803
Signature Bank (a)	687	92,120
SunTrust Banks, Inc.	96,146	3,990,059
SVB Financial Group (a)	8,381	1,112,662
Synovus Financial Corp.	25,094	694,100
TCF Financial Corp.	30,086	471,147
U.S. Bancorp	310,549	13,313,236
Wells Fargo & Co.	865,098	47,666,900
Zions Bancorporation	36,905	1,045,703
		210,825,434
Capital Markets - 3.5%
Ameriprise Financial, Inc.	22,359	2,801,136
Bank of New York Mellon Corp.	206,009	8,722,421
BlackRock, Inc. Class A	14,233	5,179,958
Charles Schwab Corp.	169,536	5,170,848
E*TRADE Financial Corp. (a)	52,038	1,498,174
Federated Investors, Inc. Class B (non-vtg.)	4,472	153,837
Franklin Resources, Inc.	13,201	680,644
Goldman Sachs Group, Inc.	80,775	15,865,826
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Interactive Brokers Group, Inc.	9,738	$ 330,605
Invesco Ltd.	66,034	2,735,128
Legg Mason, Inc.	11,397	600,052
Morgan Stanley	277,041	10,336,400
Northern Trust Corp.	42,829	3,132,941
NorthStar Asset Management Group, Inc.	26,052	547,874
Raymond James Financial, Inc.	22,743	1,285,662
SEI Investments Co.	1,511	68,992
State Street Corp.	77,722	5,993,921
TD Ameritrade Holding Corp.	6,067	219,929
		65,324,348
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	5,125	112,186
Capital One Financial Corp.	103,300	8,351,805
Discover Financial Services	84,238	4,883,277
Navient Corp.	72,508	1,416,806
Santander Consumer U.S.A. Holdings, Inc.	14,739	363,906
SLM Corp. (a)	50,382	513,393
Synchrony Financial (d)	6,270	195,311
		15,836,684
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (a)	331,188	46,767,057
CME Group, Inc.	57,584	5,234,961
IntercontinentalExchange Group, Inc.	12,009	2,696,381
Leucadia National Corp.	55,635	1,322,444
MSCI, Inc. Class A	11,891	727,610
The NASDAQ OMX Group, Inc.	21,269	1,034,311
Voya Financial, Inc.	23,150	980,171
		58,762,935
Insurance - 5.6%
ACE Ltd.	61,100	6,537,089
AFLAC, Inc.	82,125	5,177,160
Alleghany Corp. (a)	2,989	1,415,351
Allied World Assurance Co.	17,795	732,086
Allstate Corp.	74,880	5,216,141
American Financial Group, Inc.	11,782	744,622
American International Group, Inc.	248,036	13,961,946
American National Insurance Co.	1,317	131,779
Aon PLC	11,759	1,131,569
Arch Capital Group Ltd. (a)	23,125	1,403,225
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Arthur J. Gallagher & Co.	1,255	$ 60,027
Aspen Insurance Holdings Ltd.	11,195	523,142
Assurant, Inc.	13,047	801,869
Assured Guaranty Ltd.	27,828	723,250
Axis Capital Holdings Ltd.	18,281	951,709
Brown & Brown, Inc.	20,745	662,803
Cincinnati Financial Corp.	29,767	1,507,401
CNA Financial Corp.	4,785	192,836
Endurance Specialty Holdings Ltd. (d)	8,065	486,965
Everest Re Group Ltd.	8,377	1,498,729
FNF Group	50,071	1,802,055
FNFV Group (a)	16,666	249,157
Genworth Financial, Inc. Class A (a)	90,191	792,779
Hanover Insurance Group, Inc.	7,955	545,474
Hartford Financial Services Group, Inc.	76,361	3,113,238
HCC Insurance Holdings, Inc.	18,921	1,077,740
Lincoln National Corp.	47,595	2,688,642
Loews Corp.	58,600	2,440,104
Markel Corp. (a)	2,540	1,881,226
Marsh & McLennan Companies, Inc.	32,555	1,828,289
MBIA, Inc. (a)	25,565	223,694
Mercury General Corp.	4,871	267,613
MetLife, Inc.	169,009	8,668,472
Old Republic International Corp.	47,043	719,287
PartnerRe Ltd.	8,566	1,096,448
Principal Financial Group, Inc.	53,101	2,714,523
ProAssurance Corp.	10,106	454,265
Progressive Corp.	107,244	2,859,125
Prudential Financial, Inc.	83,096	6,780,634
Reinsurance Group of America, Inc.	9,005	825,038
RenaissanceRe Holdings Ltd.	8,179	838,266
StanCorp Financial Group, Inc.	7,897	569,216
The Chubb Corp.	41,640	4,095,294
The Travelers Companies, Inc.	58,135	5,878,030
Torchmark Corp.	24,015	1,347,482
Unum Group	46,620	1,592,539
Validus Holdings Ltd.	15,166	634,394
W.R. Berkley Corp.	18,258	894,459
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
White Mountains Insurance Group Ltd.	1,115	$ 753,707
XL Group PLC Class A	54,621	2,025,347
		103,516,236
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc.	13,005	1,201,402
American Campus Communities, Inc.	20,061	805,249
American Capital Agency Corp.	63,421	1,308,692
American Homes 4 Rent Class A	27,162	458,766
American Realty Capital Properties, Inc.	164,529	1,485,697
Annaly Capital Management, Inc.	170,954	1,721,507
Apartment Investment & Management Co. Class A	12,123	457,401
AvalonBay Communities, Inc.	23,482	3,859,032
BioMed Realty Trust, Inc.	36,524	757,873
Boston Properties, Inc.	24,394	3,227,570
Brandywine Realty Trust (SBI)	32,644	475,950
Brixmor Property Group, Inc.	9,945	233,210
Camden Property Trust (SBI)	15,573	1,169,221
CBL & Associates Properties, Inc.	30,080	541,741
Chimera Investment Corp.	37,105	563,625
Columbia Property Trust, Inc.	19,179	503,065
Communications Sales & Leasing, Inc. (a)	1,392	41,871
Corporate Office Properties Trust (SBI)	16,586	437,705
Corrections Corp. of America	21,210	780,316
DDR Corp.	54,993	937,631
Digital Realty Trust, Inc.	24,594	1,559,506
Douglas Emmett, Inc.	25,748	733,818
Duke Realty LP	60,049	1,189,571
Equity Commonwealth (a)	23,466	591,578
Equity Lifestyle Properties, Inc.	4,152	219,309
Equity Residential (SBI)	65,209	4,816,337
Essex Property Trust, Inc.	11,308	2,509,811
Federal Realty Investment Trust (SBI)	4,081	545,507
Gaming & Leisure Properties	12,685	452,855
General Growth Properties, Inc.	102,268	2,802,143
HCP, Inc.	83,016	3,344,715
Health Care REIT, Inc.	29,478	2,123,006
Healthcare Trust of America, Inc.	19,801	512,648
Home Properties, Inc.	10,152	746,781
Hospitality Properties Trust (SBI)	27,273	820,372
Host Hotels & Resorts, Inc.	137,175	2,762,705
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Iron Mountain, Inc.	3,617	$ 124,750
Kilroy Realty Corp. (d)	15,454	1,097,079
Kimco Realty Corp.	73,761	1,777,640
Liberty Property Trust (SBI)	26,894	936,987
MFA Financial, Inc.	66,249	514,755
Mid-America Apartment Communities, Inc.	13,645	1,018,053
National Retail Properties, Inc.	23,676	909,158
NorthStar Realty Finance Corp.	40,153	753,270
Omega Healthcare Investors, Inc.	19,373	699,172
Outfront Media, Inc.	22,796	654,701
Paramount Group, Inc.	25,556	468,186
Piedmont Office Realty Trust, Inc. Class A	27,855	486,905
Plum Creek Timber Co., Inc.	16,708	705,078
Post Properties, Inc.	9,811	560,895
Prologis, Inc.	90,159	3,624,392
Public Storage	1,997	375,256
Rayonier, Inc.	20,281	518,991
Realty Income Corp.	42,531	1,997,681
Regency Centers Corp.	16,886	1,060,103
Retail Properties America, Inc.	43,218	653,024
Senior Housing Properties Trust (SBI)	42,293	865,738
Simon Property Group, Inc.	14,237	2,583,873
SL Green Realty Corp.	17,267	2,112,790
Spirit Realty Capital, Inc.	81,760	923,070
Starwood Property Trust, Inc.	43,355	1,040,954
Tanger Factory Outlet Centers, Inc.	6,157	206,752
Taubman Centers, Inc.	754	54,296
The Macerich Co.	28,624	2,340,298
Two Harbors Investment Corp.	66,647	699,794
UDR, Inc.	45,695	1,497,425
Urban Edge Properties	13,799	312,271
Ventas, Inc.	33,279	2,292,923
Vornado Realty Trust	26,316	2,723,443
Weingarten Realty Investors (SBI)	22,368	732,776
Weyerhaeuser Co.	85,329	2,688,717
WP Carey, Inc.	18,077	1,147,528
WP Glimcher, Inc.	28,792	431,880
		88,288,790
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc. Class A (a)	29,753	706,931
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Howard Hughes Corp. (a)	3,750	$ 556,763
Jones Lang LaSalle, Inc.	5,898	979,422
Realogy Holdings Corp. (a)	14,959	709,206
		2,952,322
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	94,973	883,249
Nationstar Mortgage Holdings, Inc. (a)	289	7,254
New York Community Bancorp, Inc. (d)	80,704	1,387,302
People's United Financial, Inc.	56,002	846,190
TFS Financial Corp.	13,624	199,183
		3,323,178
TOTAL FINANCIALS		548,829,927
HEALTH CARE - 14.3%
Biotechnology - 0.1%
Alkermes PLC (a)	3,757	208,025
Alnylam Pharmaceuticals, Inc. (a)	1,974	201,091
Amgen, Inc.	7,171	1,132,373
Myriad Genetics, Inc. (a)(d)	1,662	54,896
		1,596,385
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	271,275	12,592,586
Alere, Inc. (a)	15,034	713,814
Becton, Dickinson & Co.	2,919	411,200
Boston Scientific Corp. (a)	216,198	3,852,648
DENTSPLY International, Inc.	17,602	897,702
Halyard Health, Inc. (a)	1,465	71,023
Hill-Rom Holdings, Inc.	9,640	481,422
Hologic, Inc. (a)	29,573	997,793
Intuitive Surgical, Inc. (a)	478	237,078
Medtronic PLC	258,345	19,233,785
Sirona Dental Systems, Inc. (a)	3,997	370,722
St. Jude Medical, Inc.	18,380	1,287,519
Stryker Corp.	24,630	2,271,871
Teleflex, Inc.	7,469	918,388
The Cooper Companies, Inc.	2,238	398,521
Zimmer Holdings, Inc.	28,123	3,089,030
		47,825,102
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.5%
Aetna, Inc.	45,283	$ 4,839,394
Anthem, Inc.	50,506	7,622,871
Cardinal Health, Inc.	56,435	4,759,728
Cigna Corp.	44,724	5,574,399
Community Health Systems, Inc. (a)	20,963	1,125,294
DaVita HealthCare Partners, Inc. (a)	21,005	1,703,506
Express Scripts Holding Co. (a)(d)	17,779	1,536,106
HCA Holdings, Inc. (a)	53,344	3,947,989
Health Net, Inc. (a)	14,589	768,111
Humana, Inc.	27,955	4,629,348
Laboratory Corp. of America Holdings (a)	9,581	1,145,504
LifePoint Hospitals, Inc. (a)	8,031	601,361
MEDNAX, Inc. (a)	6,242	441,809
Omnicare, Inc.	18,001	1,583,728
Patterson Companies, Inc.	14,131	663,521
Quest Diagnostics, Inc.	26,155	1,867,990
UnitedHealth Group, Inc.	177,039	19,722,145
Universal Health Services, Inc. Class B	12,477	1,459,185
VCA, Inc. (a)	14,917	760,319
		64,752,308
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	20,319	270,243
Inovalon Holdings, Inc. Class A	1,304	32,926
		303,169
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	51,664	2,137,340
Bio-Rad Laboratories, Inc. Class A (a)	3,747	503,784
Bio-Techne Corp.	3,433	329,431
Charles River Laboratories International, Inc. (a)	4,602	318,274
PerkinElmer, Inc.	16,579	849,840
QIAGEN NV (a)	42,486	1,011,592
Quintiles Transnational Holdings, Inc. (a)	5,119	337,240
Thermo Fisher Scientific, Inc.	42,981	5,401,852
VWR Corp.	2,445	64,890
		10,954,243
Pharmaceuticals - 7.5%
Bristol-Myers Squibb Co.	192,527	12,269,746
Eli Lilly & Co.	177,751	12,774,964
Hospira, Inc. (a)	30,291	2,644,101
Johnson & Johnson	431,745	42,829,104
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mallinckrodt PLC (a)	5,643	$ 638,675
Merck & Co., Inc.	454,123	27,047,566
Perrigo Co. PLC	19,733	3,616,664
Pfizer, Inc.	1,154,970	39,188,132
		141,008,952
TOTAL HEALTH CARE		266,440,159
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.3%
Exelis, Inc.	34,227	839,246
General Dynamics Corp.	55,256	7,587,754
Huntington Ingalls Industries, Inc.	1,374	180,805
L-3 Communications Holdings, Inc.	15,611	1,793,860
Northrop Grumman Corp.	36,495	5,621,690
Orbital ATK, Inc.	10,643	778,642
Raytheon Co.	56,522	5,878,288
Rockwell Collins, Inc.	2,887	280,992
Spirit AeroSystems Holdings, Inc. Class A (a)	1,501	76,386
Textron, Inc.	50,539	2,222,705
Triumph Group, Inc.	7,204	426,765
United Technologies Corp.	147,104	16,733,080
Vectrus, Inc. (a)	1,901	48,590
		42,468,803
Air Freight & Logistics - 0.3%
FedEx Corp.	30,441	5,161,880
Airlines - 0.4%
Alaska Air Group, Inc.	2,134	136,704
Copa Holdings SA Class A (d)	1,295	143,603
Delta Air Lines, Inc.	145,152	6,479,585
Southwest Airlines Co.	13,848	561,675
		7,321,567
Building Products - 0.1%
A.O. Smith Corp.	7,477	477,780
Fortune Brands Home & Security, Inc.	17,450	778,270
Owens Corning	21,261	821,950
		2,078,000
Commercial Services & Supplies - 0.5%
ADT Corp.	31,399	1,180,602
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	3,633	$ 290,458
Clean Harbors, Inc. (a)(d)	2,896	160,004
Covanta Holding Corp.	11,537	234,086
KAR Auction Services, Inc.	15,095	561,685
Pitney Bowes, Inc.	19,867	444,425
R.R. Donnelley & Sons Co.	32,471	604,610
Republic Services, Inc.	48,017	1,950,931
Tyco International Ltd.	8,091	318,624
Waste Connections, Inc.	8,795	416,971
Waste Management, Inc.	75,424	3,735,751
		9,898,147
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	27,120	855,907
Fluor Corp.	10,239	615,773
Jacobs Engineering Group, Inc. (a)	24,062	1,031,297
KBR, Inc.	26,576	464,283
Quanta Services, Inc. (a)	29,480	852,267
		3,819,527
Electrical Equipment - 0.5%
Babcock & Wilcox Co.	19,913	643,588
Eaton Corp. PLC	86,073	5,915,797
Emerson Electric Co.	32,097	1,888,267
Hubbell, Inc. Class B	8,942	973,158
Regal Beloit Corp.	8,148	637,174
		10,057,984
Industrial Conglomerates - 3.2%
Carlisle Companies, Inc.	11,673	1,126,445
Danaher Corp.	83,982	6,876,446
General Electric Co.	1,814,368	49,133,085
Roper Industries, Inc.	9,849	1,656,306
		58,792,282
Machinery - 1.6%
AGCO Corp.	15,942	821,172
Caterpillar, Inc.	88,839	7,718,332
Crane Co.	5,584	341,238
Deere & Co.	48,354	4,377,004
Donaldson Co., Inc.	2,246	83,933
Dover Corp.	7,826	592,585
IDEX Corp.	1,121	84,086
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand PLC	44,727	$ 2,944,826
ITT Corp.	12,832	508,789
Joy Global, Inc.	18,223	777,029
Kennametal, Inc. (d)	14,185	502,291
Lincoln Electric Holdings, Inc.	8,986	600,804
Navistar International Corp. (a)	8,288	248,308
Oshkosh Corp.	14,117	760,059
PACCAR, Inc.	5,379	351,518
Parker Hannifin Corp.	12,524	1,494,865
Pentair PLC	30,633	1,903,841
Snap-On, Inc.	9,044	1,352,530
SPX Corp.	7,324	563,948
Stanley Black & Decker, Inc.	25,010	2,468,487
Terex Corp.	20,086	551,562
Timken Co.	13,760	540,630
Trinity Industries, Inc.	6,545	177,304
Valmont Industries, Inc.	4,118	518,950
Xylem, Inc.	9,125	337,808
		30,621,899
Professional Services - 0.3%
Dun & Bradstreet Corp.	4,298	548,726
Equifax, Inc.	10,245	993,048
Manpower, Inc.	14,364	1,225,680
Nielsen Holdings B.V.	12,873	578,513
Towers Watson & Co.	11,752	1,491,388
		4,837,355
Road & Rail - 0.7%
AMERCO	576	185,495
Con-way, Inc.	10,301	423,371
CSX Corp.	181,499	6,550,299
Genesee & Wyoming, Inc. Class A (a)	5,069	471,164
Kansas City Southern	4,542	465,510
Norfolk Southern Corp.	44,095	4,446,981
Ryder System, Inc.	9,575	913,072
		13,455,892
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	17,408	672,471
GATX Corp.	8,314	452,282
MRC Global, Inc. (a)	10,069	147,007
Now, Inc. (d)	17,721	423,532
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Veritiv Corp. (a)	1,263	$ 50,192
WESCO International, Inc. (a)	7,957	574,018
		2,319,502
TOTAL INDUSTRIALS		190,832,838
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.8%
Arista Networks, Inc. (d)	230	14,722
Brocade Communications Systems, Inc.	79,263	895,672
Cisco Systems, Inc.	928,122	26,757,757
EchoStar Holding Corp. Class A (a)	5,873	293,650
Harris Corp.	15,259	1,224,382
JDS Uniphase Corp. (a)	41,759	528,669
Juniper Networks, Inc.	57,630	1,523,161
Motorola Solutions, Inc.	26,672	1,593,652
		32,831,665
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	18,133	1,082,721
Avnet, Inc.	20,078	855,925
AVX Corp.	8,408	115,778
Corning, Inc.	181,358	3,795,823
Dolby Laboratories, Inc. Class A	8,632	347,524
FLIR Systems, Inc.	7,671	236,957
Ingram Micro, Inc. Class A (a)	28,222	710,066
Jabil Circuit, Inc.	36,529	822,633
Keysight Technologies, Inc. (a)	25,809	863,569
Knowles Corp. (a)(d)	15,353	294,317
Tech Data Corp. (a)	6,893	388,558
Vishay Intertechnology, Inc.	24,433	309,810
		9,823,681
Internet Software & Services - 0.4%
AOL, Inc. (a)	14,433	575,877
HomeAway, Inc. (a)	1,266	35,385
IAC/InterActiveCorp	7,904	551,857
LendingClub Corp. (d)	3,455	60,290
Yahoo!, Inc. (a)	171,128	7,284,063
		8,507,472
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.6%
Amdocs Ltd.	28,827	$ 1,587,503
Booz Allen Hamilton Holding Corp. Class A	886	24,365
Computer Sciences Corp.	24,624	1,587,017
CoreLogic, Inc. (a)	16,582	648,522
DST Systems, Inc.	1,021	117,497
Fidelity National Information Services, Inc.	45,413	2,837,858
Genpact Ltd. (a)	25,698	561,758
Leidos Holdings, Inc.	11,594	482,774
Paychex, Inc.	6,406	309,986
Teradata Corp. (a)	5,487	241,373
Total System Services, Inc.	6,871	271,817
Xerox Corp.	201,894	2,321,781
		10,992,251
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	35,286	1,470,720
Analog Devices, Inc.	30,827	1,906,342
Applied Materials, Inc.	73,084	1,446,332
Broadcom Corp. Class A	96,504	4,265,959
Cree, Inc. (a)(d)	9,074	287,464
First Solar, Inc. (a)	13,320	794,804
Freescale Semiconductor, Inc. (a)	1,481	57,892
Intel Corp.	822,974	26,787,804
KLA-Tencor Corp.	2,635	154,938
Lam Research Corp.	21,514	1,626,028
Marvell Technology Group Ltd.	73,838	1,034,470
Maxim Integrated Products, Inc.	4,186	137,426
Micron Technology, Inc. (a)	23,923	672,954
NVIDIA Corp.	84,297	1,870,972
ON Semiconductor Corp. (a)	38,776	446,700
SunEdison, Inc. (a)(d)	33,111	838,371
SunPower Corp. (a)(d)	7,512	241,811
Teradyne, Inc.	33,171	605,371
		44,646,358
Software - 2.0%
Activision Blizzard, Inc.	30,412	693,850
ANSYS, Inc. (a)	12,971	1,113,431
Autodesk, Inc. (a)	8,666	492,489
CA Technologies, Inc.	57,885	1,839,006
Citrix Systems, Inc. (a)	2,811	188,787
Electronic Arts, Inc. (a)	13,289	771,958
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FireEye, Inc. (a)(d)	2,925	$ 120,803
Informatica Corp. (a)	1,982	95,275
Microsoft Corp.	526,837	25,625,352
Nuance Communications, Inc. (a)	47,740	731,854
Rovi Corp. (a)(d)	17,104	316,595
Symantec Corp.	125,334	3,123,950
Synopsys, Inc. (a)	27,787	1,302,655
Zynga, Inc. (a)	130,439	319,576
		36,735,581
Technology Hardware, Storage & Peripherals - 1.5%
EMC Corp.	332,979	8,960,465
Hewlett-Packard Co.	342,338	11,286,884
Lexmark International, Inc. Class A	11,173	495,969
NCR Corp. (a)	27,633	758,250
NetApp, Inc.	36,058	1,307,103
SanDisk Corp.	20,265	1,356,539
Stratasys Ltd. (a)(d)	3,852	144,257
Western Digital Corp.	40,163	3,925,532
		28,234,999
TOTAL INFORMATION TECHNOLOGY		171,772,007
MATERIALS - 3.1%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	38,336	5,498,532
Albemarle Corp. U.S.	14,447	862,486
Ashland, Inc.	12,469	1,575,583
Axalta Coating Systems	4,344	133,274
Cabot Corp.	10,887	465,310
Celanese Corp. Class A	25,774	1,710,363
CF Industries Holdings, Inc.	8,679	2,494,952
Cytec Industries, Inc.	11,356	627,873
E.I. du Pont de Nemours & Co.	9,336	683,395
Eastman Chemical Co.	2,441	186,053
Huntsman Corp.	10,851	250,116
Rayonier Advanced Materials, Inc. (d)	6,705	112,041
RPM International, Inc.	1,756	83,480
Sigma Aldrich Corp.	11,638	1,616,751
The Dow Chemical Co.	182,673	9,316,323
The Mosaic Co.	60,593	2,666,092
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	1,901	$ 183,865
Westlake Chemical Corp.	1,091	85,076
		28,551,565
Construction Materials - 0.1%
Vulcan Materials Co.	23,630	2,020,838
Containers & Packaging - 0.4%
Aptargroup, Inc.	9,094	564,465
Avery Dennison Corp.	11,327	629,668
Bemis Co., Inc.	18,197	818,865
Greif, Inc. Class A	5,733	233,677
MeadWestvaco Corp.	30,311	1,479,177
Owens-Illinois, Inc. (a)	11,892	284,338
Rock-Tenn Co. Class A	25,951	1,634,394
Sonoco Products Co.	18,368	820,866
		6,465,450
Metals & Mining - 0.9%
Alcoa, Inc.	212,289	2,848,918
Allegheny Technologies, Inc.	19,763	671,744
Carpenter Technology Corp.	9,001	389,293
Cliffs Natural Resources, Inc. (d)	27,658	164,289
Freeport-McMoRan, Inc.	187,459	4,362,171
Newmont Mining Corp.	90,302	2,392,100
Nucor Corp.	57,274	2,798,408
Reliance Steel & Aluminum Co.	14,174	917,341
Royal Gold, Inc.	11,724	756,550
Steel Dynamics, Inc.	43,650	965,975
Tahoe Resources, Inc.	25,772	364,204
TimkenSteel Corp.	6,880	200,827
United States Steel Corp. (d)	26,314	632,062
		17,463,882
Paper & Forest Products - 0.2%
Domtar Corp.	11,577	500,358
International Paper Co.	66,085	3,550,086
		4,050,444
TOTAL MATERIALS		58,552,179
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	939,401	$ 32,540,851
CenturyLink, Inc.	97,408	3,502,792
Frontier Communications Corp.	180,501	1,238,237
Windstream Holdings, Inc.	1,160	13,549
Zayo Group Holdings, Inc.	2,961	78,615
		37,374,044
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)(d)	132,413	679,279
T-Mobile U.S., Inc. (a)	47,817	1,627,691
Telephone & Data Systems, Inc.	15,542	415,127
U.S. Cellular Corp. (a)(d)	2,384	88,041
		2,810,138
TOTAL TELECOMMUNICATION SERVICES		40,184,182
UTILITIES - 6.1%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	88,100	5,010,247
Duke Energy Corp.	127,806	9,913,911
Edison International	58,821	3,584,552
Entergy Corp.	32,499	2,508,273
Eversource Energy	57,242	2,791,120
Exelon Corp.	155,089	5,276,128
FirstEnergy Corp.	76,072	2,731,746
Great Plains Energy, Inc.	27,536	720,892
Hawaiian Electric Industries, Inc.	20,013	626,407
ITC Holdings Corp.	1,594	57,384
NextEra Energy, Inc.	78,796	7,952,880
OGE Energy Corp.	35,842	1,171,317
Pepco Holdings, Inc.	45,445	1,180,661
Pinnacle West Capital Corp.	19,838	1,214,086
PPL Corp.	119,911	4,080,571
Southern Co.	161,097	7,136,597
Westar Energy, Inc.	23,119	870,430
Xcel Energy, Inc.	90,564	3,071,025
		59,898,227
Gas Utilities - 0.3%
AGL Resources, Inc.	21,684	1,090,055
Atmos Energy Corp.	18,232	984,528
National Fuel Gas Co.	15,284	985,054
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Questar Corp.	31,928	$ 748,392
UGI Corp.	31,377	1,092,233
		4,900,262
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	60,548	1,320,552
NRG Energy, Inc.	60,991	1,539,413
The AES Corp.	131,316	1,739,937
		4,599,902
Multi-Utilities - 2.2%
Alliant Energy Corp.	20,141	1,217,926
Ameren Corp.	43,901	1,797,307
CenterPoint Energy, Inc.	77,817	1,631,822
CMS Energy Corp.	48,367	1,641,092
Consolidated Edison, Inc.	52,869	3,254,087
Dominion Resources, Inc.	98,651	7,071,304
DTE Energy Co.	31,895	2,539,799
Integrys Energy Group, Inc.	14,533	1,062,362
MDU Resources Group, Inc.	34,855	776,918
NiSource, Inc.	57,058	2,477,458
PG&E Corp.	83,973	4,443,851
Public Service Enterprise Group, Inc.	91,349	3,794,637
SCANA Corp.	25,737	1,363,546
Sempra Energy	44,315	4,704,924
TECO Energy, Inc.	42,490	805,186
Vectren Corp.	14,708	634,944
Wisconsin Energy Corp.	40,853	2,006,699
		41,223,862
Water Utilities - 0.1%
American Water Works Co., Inc.	32,381	1,765,412
Aqua America, Inc.	31,582	847,029
		2,612,441
TOTAL UTILITIES		113,234,694
TOTAL COMMON STOCKS (Cost $1,670,208,043)		1,855,641,688
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (e) (Cost $1,497,623)	$ 1,500,000	$ 1,498,314
Money Market Funds - 1.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	5,835,958	5,835,958
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	17,561,725	17,561,725
TOTAL MONEY MARKET FUNDS (Cost $23,397,683)		23,397,683
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,695,103,349)		1,880,537,685
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(15,853,355)
NET ASSETS - 100%		$ 1,864,684,330
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
56 CME E-mini S&P 500 Index Contracts (United States)	June 2015	$ 5,820,920	$ 91,890
6 CME S&P 500 Index Contracts (United States)	June 2015	3,118,350	(13,749)
TOTAL EQUITY INDEX CONTRACTS		$ 8,939,270	$ 78,141

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $426,520.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,089
Fidelity Securities Lending Cash Central Fund	66,772
Total	$ 69,861
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 122,740,565	$ 122,740,565	$ -	$ -
Consumer Staples	130,943,311	130,943,311	-	-
Energy	212,111,826	212,111,826	-	-
Financials	548,829,927	548,829,927	-	-
Health Care	266,440,159	266,440,159	-	-
Industrials	190,832,838	190,832,838	-	-
Information Technology	171,772,007	171,772,007	-	-
Materials	58,552,179	58,552,179	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Telecommunication Services	$ 40,184,182	$ 40,184,182	$ -	$ -
Utilities	113,234,694	113,234,694	-	-
U.S. Government and Government Agency Obligations	1,498,314	-	1,498,314	-
Money Market Funds	23,397,683	23,397,683	-	-
Total Investments in Securities:	$ 1,880,537,685	$ 1,879,039,371	$ 1,498,314	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 91,890	$ 91,890	$ -	$ -
Liabilities
Futures Contracts	$ (13,749)	$ (13,749)	$ -	$ -
Total Derivative Instruments:	$ 78,141	$ 78,141	$ -	$ -
Income Tax Information

At April 30, 2015, the cost of investment securities for income tax purposes was $1,695,619,102. Net unrealized appreciation aggregated $184,918,583, of which $229,685,278 related to appreciated investment securities and $44,766,695 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 29, 2015